ASSETS HELD FOR SALE AND ACTIVELY MARKETED PROPERTY - Rollforward of Assets Held for Sale (Details) $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Assets Held for Sale [Roll Forward]
Balance at beginning of period	$ 645
Additions	10,480
Assets Held-For-Sale, Disposal	(341)
Balance at end of period	$ 10,784